Other Current and Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Current Liabilities
As of December 31, 2019 and 2018, consolidated other current liabilities were as follows:

		2019	2018
Provisions 1	$	558	536
Interest payable		88	94
Other accounts payable and accrued expenses 2		313	266
Contract liabilities with customers (note 3) 3		225	234

	$	1,184	1,130

Summary of Other Non-current Liabilities
As of December 31, 2019 and 2018, consolidated other
non-current
liabilities were as follows:

		2019	2018
Asset retirement obligations 1	$	497	408
Accruals for legal assessments and other responsibilities 2		30	45
Non-current liabilities for valuation of derivative instruments		46	21
Environmental liabilities 3		29	29
Other non-current liabilities and provisions 4 , 5		323	257

	$	925	760

Summary of Changes in Consolidated Other Current and Non-Current Liabilities
Changes in consolidated other current and
non-current
liabilities for the years ended December 31, 2019 and 2018, were as follows:

		2019
		Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2018
Balance at beginning of period	$	408	29	45	35	818	1,335	1,452
Additions or increase in estimates		141	1	18	26	1,455	1,641	1,382
Releases or decrease in estimates		(47)	1	(34)	—	(1,447)	(1,527)	(1,454)
Reclassifications		43	—	—	—	19	62	(20)
Accretion expense		(12)	—	—	—	(47)	(59)	(59)
Foreign currency translation		(36)	(2)	1	41	68	72	34

Balance at end of period	$	497	29	30	102	866	1,524	1,335

Out of which:
Current provisions	$	—	—	—	56	543	599	536